Risk Management and Hedging Activities - Schedule of Designated and Non-Designated Derivative Instruments in Statement of Financial Position, Fair Value (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	$ 79	$ 49
Unrealized gains on derivative instruments - long-term	87	70
Derivative Liability [Abstract]
Unrealized losses on derivative instruments - long-term	(1)	(8)
Derivative liabilities, fair value, total	(28)	(31)
Commodity Derivatives [Member] | Derivative Asset Designated as Hedging Instruments [Member]
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	0
Unrealized gains on derivative instruments - long-term	0
Derivative assets, fair value, total	0
Commodity Derivatives [Member] | Derivative Asset Not Designated As Hedging Instruments [Member]
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	79	49
Unrealized gains on derivative instruments - long-term	87	70
Derivative assets, fair value, total	166	119
Commodity Derivatives [Member] | Derivative Liabilities Designated as Hedging Instruments [Member]
Derivative Liability [Abstract]
Unrealized gains on derivative instruments - current	0	3
Unrealized losses on derivative instruments - long-term
Derivative liabilities, fair value, total	0	(3)
Commodity Derivatives [Member] | Derivative Liabilities Not Designated As Hedging Instruments [Member]
Derivative Liability [Abstract]
Unrealized gains on derivative instruments - current	26	24
Unrealized losses on derivative instruments - long-term	(1)	(6)
Derivative liabilities, fair value, total	(27)	(30)
Interest Rate Derivatives [Member] | Derivative Asset Designated as Hedging Instruments [Member]
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	0
Unrealized gains on derivative instruments - long-term	0
Derivative assets, fair value, total	0
Interest Rate Derivatives [Member] | Derivative Asset Not Designated As Hedging Instruments [Member]
Derivative Asset [Abstract]
Unrealized gains on derivative instruments - current	0	0
Unrealized gains on derivative instruments - long-term	0	0
Derivative assets, fair value, total	0	0
Interest Rate Derivatives [Member] | Derivative Liabilities Designated as Hedging Instruments [Member]
Derivative Liability [Abstract]
Unrealized gains on derivative instruments - current	0	4
Unrealized losses on derivative instruments - long-term	0	(2)
Derivative liabilities, fair value, total	0	(6)
Interest Rate Derivatives [Member] | Derivative Liabilities Not Designated As Hedging Instruments [Member]
Derivative Liability [Abstract]
Unrealized gains on derivative instruments - current	2	0
Unrealized losses on derivative instruments - long-term	0	0
Derivative liabilities, fair value, total	$ (2)	$ 0